Capitalized Software - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Capitalized Computer Software, Net [Abstract]
Amortization expense	$ 614,733	$ 598,575	$ 1,230,506	$ 1,135,504	$ 2,318,953	$ 1,186,727